H2 Earnings per share	12 Months Ended
Dec. 31, 2021
Basic And Diluted Earning Per Share [Abstract]
H2 Earnings per share

Earnings per share

Earnings per share
	2021	2020	2019
Basic
Net income attributable to owners of the Parent Company (SEK million)	22,694	17,483	2,223
Average number of shares outstanding, basic (millions)	3,329	3,323	3,306
Earnings per share, basic (SEK)	6.82	5.26	0.67
Diluted
Net income attributable to owners of the Parent Company (SEK million)	22,694	17,483	2,223
Average number of shares outstanding, basic (millions)	3,329	3,323	3,306
Dilutive effect for stock purchase (millions)	3	3	14
Average number of shares outstanding, diluted (millions)	3,332	3,326	3,320
Earnings per share, diluted (SEK)	6.81	5.26	0.67
When a company reports a loss, the number of shares used for calculating earnings diluted per share shall be the same as for basic calculation.